Note 2 - Equity Compensation Plans and Capital Stock	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
2.
   EQUITY COMPENSATION PLANS AND CAPITAL STOCK

On
September 1, 2016,
the Friedman Industries, Incorporated
2016
Restricted Stock Plan (the “Plan”) was approved by the Company’s shareholders. On
December 21, 2016,
the Company filed a Form S-
8
Registration Statement with the U.S. Securities and Exchange Commission related to the Plan. The Plan is administered by the Compensation Committee (the “Committee”) of the Board of Directors (the “Board”) and continues indefinitely until terminated by the Board or until all shares allowed by the Plan have been awarded and earned. The aggregate number of shares of the Company’s Common Stock eligible for award under the Plan is
500,000
shares. Subject to the terms and provisions of the Plan, the Committee may,
from time to time, select the employees to whom awards will be granted and shall determine the amount and applicable restrictions of each award. Forfeitures are accounted for upon their occurrence.

Restricted stock awards totaling
210,000
shares were granted on
January 4, 2017
with
five
year cliff vesting restrictions (i.e., vesting for
100%
of the awarded shares occurs only upon
January 4, 2022).
No
other shares have been awarded under the Plan. The grant date fair value of the awarded shares is
$1,444,800
and will be recognized as compensation expense over the
60
month requisite service period. The Company recorded compensation expense of
$72,240
in fiscal
2017
relating to stock awards issued under the Plan. In fiscal
2016,
the Company maintained
no
equity compensation plans.

The Company has
1,000,000
authorized shares of Cumulative Preferred Stock with a par value of
$1
 per share. The stock
may
be issued in
one
or more series, and the Board of Directors is authorized to fix the designations, preferences, rights, qualifications, limitations and restrictions of each series, except that any series must provide for cumulative dividends and must be convertible into Common Stock. There were no
shares of Cumulative Preferred Stock issued as of
March
31,
2017
or
March
31,
2016.